Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2017
Weighted-average number of shares

	As of March 31,
	2015	2016	2017
Weighted average number of equity shares used in computing basic earnings per equity share	2,423,777,245	2,517,429,120	2,544,333,609
Effect of potential equity shares for stock options outstanding	23,563,558	27,938,561	31,017,917

Weighted average number of equity shares used in computing diluted earnings per equity share	2,447,340,803	2,545,367,681	2,575,351,526

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2015		2016		2017		2017
Basic earnings per share	Rs.	40.94	Rs.	46.84	Rs.	55.23	US$	0.85
Effect of potential equity shares for stock options outstanding		0.39		0.51		0.66		0.01

Diluted earnings per share	Rs.	40.55	Rs.	46.33	Rs.	54.57	US$	0.84

Basic earnings per ADS	Rs.	122.82	Rs.	140.52	Rs.	165.69	US$	2.55
Effect of potential equity shares for stock options outstanding		1.17		1.53		1.98		0.03

Diluted earnings per ADS	Rs.	121.65	Rs.	138.99	Rs.	163.71	US$	2.52